Independent Bank Corporation (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Statements of Financial Condition

	December 31,
	2024	2023
	(In thousands)
ASSETS
Cash and due from banks	$9,901	$6,519
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	484,887	436,887
Accrued income and other assets	8,830	4,419
Total Assets	$543,618	$487,825

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$39,586	$39,510
Subordinated debentures	39,796	39,728
Accrued expenses and other liabilities	8,520	3,186
Shareholders’ equity	455,716	405,401
Total Liabilities and Shareholders’ Equity	$543,618	$487,825

Condensed Statements of Operations
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$25,000	$24,000	$30,000
Interest income	1,746	1,317	199
Other income	99	96	54
Total Operating Income	26,845	25,413	30,253

OPERATING EXPENSES
Interest expense	5,818	5,726	4,311
Administrative and other expenses	1,073	1,134	892
Total Operating Expenses	6,891	6,860	5,203
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	19,954	18,553	25,050
Income tax benefit	(1,112)	(1,215)	(1,108)
Income Before Equity in Undistributed Net Income of Subsidiaries	21,066	19,768	26,158
Equity in undistributed net income of subsidiaries	45,724	39,299	37,193
Net Income	$66,790	$59,067	$63,351

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Net Income	$66,790	$59,067	$63,351
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	72	(56)	(110)
Share based compensation	61	91	95
Accretion of discount on subordinated debt and debentures	144	145	144
(Increase) decrease in accrued income and other assets	(4,483)	1,857	(6,012)
Increase (decrease) in accrued expenses and other liabilities	5,334	(2,862)	5,205
Equity in undistributed net income of subsidiaries	(45,724)	(39,299)	(37,193)
Total Adjustments	(44,596)	(40,124)	(37,871)
Net Cash From Operating Activities	22,194	18,943	25,480

CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(145,000)	(80,000)	(115,000)
Maturity of interest bearing deposits - time	145,000	80,000	115,000
Net Cash Used In Investing Activities	—	—	—

CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(20,045)	(19,327)	(18,565)
Proceeds from issuance of common stock	2,284	2,208	2,124
Share based compensation withholding obligation	(1,051)	(650)	(620)
Repurchase of common stock	—	(5,157)	(4,010)
Net Cash Used In Financing Activities	(18,812)	(22,926)	(21,071)
Net Increase (Decrease) in Cash and Cash Equivalents	3,382	(3,983)	4,409
Cash and Cash Equivalents at Beginning of Year	6,519	10,502	6,093
Cash and Cash Equivalents at End of Year	$9,901	$6,519	$10,502